Note 13 Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 1,360	€ 1,451	€ 1,217
Subtotal listed equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	1,123	1,231	1,098
Subtotal listed equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	992	1,100	987
Subtotal listed equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	131	131	111
Subtotal listed equity instruments [Member] | MEXICO
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	85	79	52
Subtotal listed equity instruments [Member] | UNITED STATES
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	19	27	33
Subtotal listed equity instruments [Member] | TURKEY
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	4	9	6
Subtotal listed equity instruments [Member] | Other Countries [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	22	17	20
Subtotal unlisted equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	237	220	119
Subtotal unlisted equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	53	46	12
Subtotal unlisted equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 184	€ 174	€ 106